Leases - Schedule of Supplemental Information Related to Non-Cancelable Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Supplemental Information Related to Non-Cancelable Leases [Abstract]
Operating lease ROU assets	¥ 37,329	$ 5,338	¥ 39,695
Operating lease liabilities	¥ 39,758	$ 5,685	¥ 40,765
Operating leases - Weighted average remaining lease term	2 years 1 month 17 days	2 years 1 month 17 days	3 years 3 days
Operating leases - Weighted average discount rate	3.30%	3.30%	3.60%